UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     WASHINGTON D.C. 20549
			 FORM 13F
		    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Ammendment [ ]; Amendment Number:
 This Amendment (Check only one.): [ ] is a restatement.
				   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 		Makaira Partners, LLC
Address: 	4747 Executive Drive
		Suite 280
		San Diego, CA  92121


Form 13F File Number: 28-____________


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name: 		Makaira Partners, LLC
Title:		Chief Compliance Officer and Chief Operating Officer
Phone: 		858-626-2874


Signature, Place, and Date of Signing:

 Ms. Sean Hidey			  San Diego, CA		 February 13, 2012
___________________________   ________________________    _______________
  [Signature]			[City, State]		      [Date]


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
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FORM 13F INFORMATION TABLE


NAME OF ISSUER		   TITLE OF CLASS	CUSIP	       VALUE    SHARES/	SH/  PUT/  INVSTMT  OTHER	   VOTING AUTHORITY
	 		 		 		       (x$1000) PRNAMT	PRN  CALL  DSCRETN  MANAGERS	SOLE   SHARED    NONE


CAPELLA EDUCATION COMPANY	COM		139594105	5037	139730	SH	    SOLE		5037

CORRECTIONS CORP AMER NEW	COM NEW		22025Y407	10470	514012	SH	    SOLE		10470

COVANTA HLDG CORP		COM		22282E102	6867	501602	SH	    SOLE		6867

IRON MTN INC		        COM		462846106	11998	389549	SH	    SOLE		11998

LIBERTY INTERACTIVE CORP	INT COM SER A	53071M104	16280	1004026	SH	    SOLE		16280

LOWES COS INC			COM		548661107	12509	492874	SH	    SOLE		12509

TIME WARNER CABLE INC 		COM		88732J207	11399	179311	SH	    SOLE		11399

WESTERN UN CO   		COM		959802109	19884	1088949	SH	    SOLE		19884

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